The American Trust
                                 ALLEGIANCE FUND

                                One Court Street
                          Lebanon, New Hampshire 03766
                             www.allegiancefund.com
                              Trading Symbol: ATAFX


                               SEMI-ANNUAL REPORT









                              FOR THE PERIOD ENDED

                                 AUGUST 31, 1999

                         AMERICAN TRUST ALLEGIANCE FUND


October, 1999

Dear Fellow Shareholder,

     We are pleased to send you the American Trust Allegiance Fund's semi-annual report for the six- month period ending August 31, 1999. The Fund continues to experience steady growth with assets totaling $19.8 million as of August 31, 1999. The Fund's competitive investment performance of a total return of 47.76% ranked it in the top 25% of growth mutual funds for the twelve-month period ending August 31, 1999 according to Lipper Analytic Services, Inc. The S&P 500 Index, an unmanaged index of 500 industrial, utility, transportation, technology, and financial companies of the U.S. markets, provided a total return of 39.82% over the same 12 month period. Based on total return, Lipper ranked the Fund 257 out of 1,091 growth funds for the year ending August 31, 1999.

     The six months covered in this semi-annual report encompasses a period in which the broad market averages experienced a 10% fluctuation downward in price, while the damage to many individual companies' stock prices was even more severe. This price action serves as a useful reminder to all investors of the risks inherent in investing in common stocks. Interest rate concerns also moved to the forefront for investors due to the Federal Reserve's two increases in the federal funds rate. The Fed's tightening, the first since 1994, coincided with a potential shift in investor interest away from high quality growth companies toward more cyclical, lower quality names. The specter of higher interest rates, earnings concerns, and style shifts provided a challenging backdrop for U.S. investors.

     Our "bottom up" investment approach attempts to look through macroeconomic events impacting the financial markets and focus on identifying companies that satisfy our financial and social criteria. Finding companies with attractive long-term growth potential is our primary job. Our investment discipline frequently leads to technology names as that sector offers the most attractive long-term growth potential and is a major component of the U.S. economy that is globally dominant. Despite short-term volatility, which can be fairly sharp at times, we believe investors should continue to seek technology exposure in their long-term portfolios. Consequently, the Fund's portfolio remains overweighted in technology companies.

     We thank you for your support and look forward to helping you achieve your financial goals.

/s/ Jeffrey M. Harris
Jeffrey M. Harris, CFA


/s/ Paul H. Collins
Paul H. Collins

Remember past performance is not a guarantee of future results. Fund share values and returns fluctuate and investors may have a gain or a loss when shares are redeemed. The Fund's average annual total return for the year ended September 30, 1999 was 34.43% and since inception (March 11, 1997) to September 30, 1999 was 25.81%. Based on total return, Lipper ranked the Fund in the top 31% of growth funds (332nd out of 1083 growth funds) for the one year ended September 30, 1999. Total return identifies the return of the Fund taking into consideration changes in the NAV price, accumulation and reinvestment of dividends and the compounding factor over time. During the year ended September 30, 1999, fees were waived and expenses advanced to the Fund.

                         AMERICAN TRUST ALLEGIANCE FUND

 Comparison of the change in value of a $10,000 investment in the American Trust
        Allegiance Fund versus the S & P 500 Composite Stock Price Index.

      Average Annual Total Return
     Period Ended August 31, 1999

1 Year.............................47.76%
Since Inception
(3/11/97)..........................26.51%

                                  American Trust        S & P 500 Composite
                                 Allegiance Fund         Stock Price Index
                                 ---------------         -----------------
           11-Mar-97                 $10,000                  $10,000
           31-Mar-97                 $ 9,210                  $ 9,342
           30-Apr-97                 $ 9,950                  $ 9,902
           31-May-97                 $10,630                  $10,497
           30-Jun-97                 $11,110                  $10,968
           31-Jul-97                 $12,100                  $11,841
           31-Aug-97                 $11,450                  $11,175
           30-Sep-97                 $12,240                  $11,791
           31-Oct-97                 $11,820                  $11,404
           30-Nov-97                 $12,200                  $11,927
           31-Dec-97                 $12,480                  $12,132
           31-Jan-98                 $12,460                  $12,271
           28-Feb-98                 $13,480                  $13,149
           31-Mar-98                 $14,000                  $13,822
           30-Apr-98                 $14,140                  $13,963
           31-May-98                 $13,620                  $13,718
           30-Jun-98                 $14,670                  $14,278
           31-Jul-98                 $14,330                  $14,130
           31-Aug-98                 $12,110                  $12,086
           30-Sep-98                 $13,378                  $12,858
           31-Oct-98                 $14,244                  $13,910
           30-Nov-98                 $15,130                  $14,750
           31-Dec-98                 $17,081                  $15,600
           31-Jan-99                 $17,914                  $16,256
           28-Feb-99                 $17,183                  $15,742
           31-Mar-99                 $18,248                  $16,372
           30-Apr-99                 $18,614                  $17,009
           31-May-99                 $17,842                  $16,600
           30-Jun-99                 $18,898                  $17,522
           31-Jul-99                 $18,198                  $16,977
           31-Aug-99                 $17,893                  $16,892

Past performance is not predictive of future performance.

*   The   S&P   500    Composite    Stock   Price   Index   is   an    unmanaged
capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

                         AMERICAN TRUST ALLEGIANCE FUND

TOP 10 HOLDINGS at August 31, 1999
--------------------------------------------------------------------------------

Solectron Corporation
Intel Corporation
Microsoft Corporation
Cisco Systems, Inc.
Lucent Technologies Inc.
America Online, Inc.
International Business Machines Corporation
EMC Corporation
The Home Depot, Inc.
American International Group, Inc.

                         AMERICAN TRUST ALLEGIANCE FUND

SCHEDULE OF INVESTMENTS AT AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares     COMMON STOCKS: 89.62%                                  Market Value
--------------------------------------------------------------------------------
             ALUMINUM: 1.98%
     6,100   Alcoa Inc............................................  $   393,831
                                                                    -----------
             BANKS - MAJOR REGIONAL: 6.39%
     6,050   Fifth Third Bancorp..................................      400,812
     7,300   Mellon Bank Corporation..............................      243,638
     3,100   Northern Trust Corporation...........................      262,919
     6,050   State Street Corporation.............................      362,244
                                                                    -----------
                                                                      1,269,613
                                                                    -----------
             BROADCAST MEDIA: 1.89%
    11,500   Comcast  Corporation - Special Class A...............      375,187
                                                                    -----------
             COMMUNICATIONS EQUIPMENT: 4.77%
     9,400   Lucent Technologies Inc..............................      602,188
     5,800   Tellabs, Inc.*.......................................      345,463
                                                                    -----------
                                                                        947,651
                                                                    -----------
             COMPUTER HARDWARE: 6.04%
     4,500   Dell Computer Corporation*...........................      219,656
     4,500   International Business Machines Corporation..........      560,531
     5,300   Sun Microsystems, Inc.*..............................      421,350
                                                                    -----------
                                                                      1,201,537
                                                                    -----------
             COMPUTER SOFTWARE AND SERVICES: 8.04%
     6,300   America Online, Inc.*................................      575,269
     5,900   Computer Sciences Corporation*.......................      408,206
     6,650   Microsoft Corporation*...............................      615,541
                                                                    -----------
                                                                      1,599,016
                                                                    -----------
             COMPUTERS - NETWORKING: 3.04%
     8,910   Cisco Systems, Inc.*.................................      604,209
                                                                    -----------

             COMPUTERS - PERIPHERAL: 2.75%
     9,100   EMC Corporation*.....................................      546,000
                                                                    -----------
             ELECTRICAL EQUIPMENT: 4.63%
     8,350   Solectron Corporation*...............................      653,388
     7,700   Symbol Technologies, Inc.............................      268,056
                                                                    -----------
                                                                        921,444
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             ELECTRONICS - SEMICONDUCTOR: 6.75%
     7,500   Intel Corporation....................................  $   616,406
     5,600   Texas Instruments, Incorporated......................      459,550
     3,900   Vitesse Semiconductor Corporation*...................      265,200
                                                                    -----------
                                                                      1,341,156
                                                                    -----------
             ELECTRONICS - SEMICONDUCTOR EQUIPMENT: 1.68%
     4,700   Applied Materials, Inc.*.............................      333,994
                                                                    -----------
             FINANCIAL - DIVERSIFIED: 2.03%
     6,500   Fannie Mae...........................................      403,812
                                                                    -----------
             HOUSEHOLD PRODUCTS: 2.03%
     7,550   Colgate-Palmolive Company............................      403,925
                                                                    -----------
             INSURANCE - BROKERS: 1.75%
     4,775   Marsh & McLennan Companies, Inc......................      347,680
                                                                    -----------
              INSURANCE - MULTILINE: 2.32%
     4,978   American International Group, Inc....................      461,398
                                                                    -----------
             MACHINERY - DIVERSE: 2.21%
     6,900   Ingersoll-Rand Company...............................      439,013
                                                                    -----------
             MANUFACTURER - DIVERSE: 3.45%
     5,500   Illinois Tool Works Inc..............................      428,656
     3,900   United Technologies Corporation......................      257,888
                                                                    -----------
                                                                        686,544
                                                                    -----------
             OIL - INTERNATIONAL: 2.92%
     4,000   Exxon Corporation....................................      315,500
     4,300   Royal Dutch Petroleum Company ADR....................      266,063
                                                                    -----------
                                                                        581,563
                                                                    -----------
             OIL AND GAS - DRILL AND EQUIPMENT: 1.98%
     5,900   Schlumberger Limited.................................      393,825
                                                                    -----------
             PAPER & FOREST PRODUCTS: 1.90%
     6,700   Weyerhaeuser Company.................................      376,875
                                                                    -----------

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             RESTAURANTS: 1.54%
     7,400   McDonald's Corporation...............................  $   306,175
                                                                    -----------
             RETAIL - APPAREL: 2.06%
    10,475   The Gap, Inc.........................................      409,834
                                                                    -----------
             RETAIL - BUILDING SUPPLY: 2.43%
     7,900   The Home Depot, Inc..................................      482,887
                                                                    -----------
             RETAIL - SPECIALTY: 1.88%
    13,600   Bed Bath & Beyond Inc.*..............................      374,000
                                                                    -----------
             SERVICES - COMMERCIAL AND CONSTRUCTION: 0.97%
     3,750   Cintas Corporation...................................      192,656
                                                                    -----------
             SERVICES - DATA PROCESSING: 3.84%
     9,400   Automatic Data Processing, Inc.......................      369,537
    13,350   Paychex, Inc.........................................      392,991
                                                                    -----------
                                                                        762,528
                                                                    -----------
             TELECOMMUNICATIONS - LONG DISTANCE: 5.54%
     8,900   AT&T Corp............................................      400,500
     5,500   MCI WorldCom Incorporated*...........................      416,625
     9,900   Qwest Communications International Inc.*.............      284,625
                                                                    -----------
                                                                      1,101,750
                                                                    -----------
             TELEPHONE: 2.81%
     6,600   BellSouth Corporation................................      298,650
     5,400   SBC Communications Inc...............................      259,200
                                                                    -----------
                                                                        557,850
                                                                    -----------
             Total Common Stocks (cost $13,912,483)...............   17,815,953
                                                                    -----------

*Non-income producing securities.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

Principal
  Amount     SHORT-TERM INVESTMENTS: 9.86%
--------------------------------------------------------------------------------
$1,959,527   Firstar Stellar Treasury Fund, 4.62%
               (cost $1,959,527)..................................    1,959,527
                                                                    -----------
             Total Investments in Securities
               (cost $15,872,010): 99.48%.........................   19,775,480
             Other Assets Less Liabilities: 0.52%.................      103,701
             TOTAL NET ASSETS: 100.00% ...........................  $19,879,181
                                                                    ===========

At August 31, 1999, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

             Gross unrealized appreciation........................  $ 4,276,427
             Gross unrealized depreciation........................     (372,957)
                                                                    -----------
             TOTAL NET ASSETS: 100.00%............................  $ 3,903,470
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF ASSETS AND LIABILITIES AT AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value
    (identified cost $15,872,010).................................  $19,775,480
  Cash............................................................           72
  Receivables
    Fund shares sold..............................................       74,899
    Dividends and interest........................................        8,797
  Deferred Organization Costs.....................................        9,344
  Prepaid expenses ...............................................       18,703
  Other Assets ...................................................       11,473
                                                                    -----------
      Total assets................................................   19,898,768
                                                                    -----------
LIABILITIES
  Payables
    Due to Advisor................................................       11,242
    Administration fees...........................................        3,184
  Accrued expenses................................................        5,161
                                                                    -----------
      Total liabilities...........................................       19,587
                                                                    -----------
NET ASSETS........................................................  $19,879,181
                                                                    ===========
Net asset value, offering and redemption price per share
  ($19,879,181/1,127,738 shares outstanding;
  unlimited number of shares authorized, par value $0.01).........  $     17.63
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital.................................................  $15,942,461
  Accumulated net realized gain on investments....................       33,250
  Net unrealized appreciation on investments......................    3,903,470
                                                                    -----------
    Net assets....................................................  $19,879,181
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends.....................................................  $    53,384
    Interest .....................................................       12,947
                                                                    -----------
      Total income................................................       66,331
                                                                    -----------
  Expenses
    Advisory fees.................................................       80,380
    Administration fees...........................................       17,051
    Custodian and accounting fees.................................       13,509
    Transfer agent fees...........................................       12,602
    Audit fees....................................................        7,058
    Registration fees.............................................       11,038
    Miscellaneous.................................................        1,008
    Trustees' fees................................................        1,360
    Reports to shareholders.......................................        2,017
    Legal fees....................................................        2,493
    Insurance.....................................................        1,517
    Amortization of deferred organization costs...................        1,866
                                                                    -----------
      Total expenses..............................................      151,899
      Less, advisory fee waiver and absorption....................      (28,562)
                                                                    -----------
      Net expenses................................................      123,337
                                                                    -----------
        Net investment loss.......................................      (57,006)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain from security transactions....................      262,040
  Net change in unrealized appreciation on investments............      231,333
                                                                    -----------
    Net realized and unrealized gain on investments...............      493,373
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations........  $   436,367
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

STATEMENT OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------
                                                                   Six Months            Year
                                                                     Ended              Ended
                                                                August 31, 1999#   February 28, 1999
                                                                ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment loss...........................................   $   (57,006)       $   (52,858)
  Net realized gain from security transactions .................       262,040            (94,763)
  Net change in unrealized appreciation on investments..........       231,333          2,552,998
                                                                   -----------        -----------
      Net increase in net assets resulting  from operations.....       436,367          2,405,377
                                                                   -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on security transactions....................            --           (147,358)
                                                                   -----------        -----------
      Total dividends and distributions to shareholders.........            --           (147,358)
                                                                   -----------        -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net change
    in outstanding shares (a)...................................     6,113,404          4,711,269
                                                                   -----------        -----------
  Total increase in net assets..................................     6,549,771          6,969,288

NET ASSETS
Beginning of period.............................................    13,329,410          6,360,122
                                                                   -----------        -----------
End of period ..................................................   $19,879,181        $13,329,410
                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                Six Months                     Year
                                                  Ended                       Ended
                                             August 31, 1999#           February 28, 1999
                                         -------------------------   -------------------------
                                           Shares         Value        Shares         Value
                                         -------------------------   -------------------------
Shares sold............................      392,507   $ 7,045,409       384,345   $ 5,725,856
                                         -------------------------   -------------------------
Shares issued in reinvestment of
  distributions........................           --            --         9,895       144,009
Shares redeemed........................      (51,936)     (932,005)      (79,048)   (1,158,596)
                                         -------------------------   -------------------------
Net increase...........................      340,571   $ 6,113,404       315,192   $ 4,711,269
                                         ===========   ===========   ===========   ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

-------------------------------------------------------------------------------------------------------
                                                          Six Months          Year       Mar. 11, 1997*
                                                             Ended            Ended          through
                                                        Aug. 31, 1999**   Feb. 28, 1999   Feb. 28, 1998
                                                        -----------------------------------------------
Net asset value, beginning of period..................     $ 16.93          $ 13.48         $ 10.00
                                                           -------          -------         -------
Income from investment operations:
  Net investment loss.................................       (0.05)           (0.07)          (0.03)
  Net realized and unrealized gain on investments.....        0.75             3.30            3.51
                                                           -------          -------         -------
Total from investment operations......................        0.70             3.23            3.48
                                                           -------          -------         -------
Less distributions:
  From net realized gain..............................        0.00            (0.22)           0.00
                                                           -------          -------         -------
Total distributions...................................        0.00            (0.22)           0.00
                                                           -------          -------         -------
Net asset value, end of period........................     $ 17.63          $ 16.93         $ 13.48
                                                           =======          =======         =======
Total return..........................................        4.13%++         27.47%          34.80%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands).................     $19,879          $13,329         $ 6,360

Ratio of expenses to average net assets:
  Before expense reimbursement........................        1.79%+           2.30%           4.04%+
  After expense reimbursement.........................        1.45%+           1.45%           1.45%+

Ratio of net investment loss to average net assets
  After expense reimbursement.........................       (0.67%)+         (0.57%)         (0.42%)+

Portfolio turnover rate...............................       16.25%           38.22%          27.65%

*  Commencement of operations.
** Unaudited.
+  Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be value at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $18,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended August 31, 1999, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice,

                         AMERICAN TRUST ALLEGIANCE FUND

NOTES TO FINANCIAL STATEMENTS, (UNAUDITED) CONTINUED
--------------------------------------------------------------------------------

office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 1999, the Fund incurred $80,380 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in the first, second or third fiscal year next succeeding the fiscal year of the reduction or absorption if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. With respect to the reimbursement of a particular fee reduction or expense payment, a reimbursement to the Advisor is permitted only within the three-year period following the year in which the Advisor reduced the subject fee or paid the subject expense. Any such reimbursement is also contingent upon Board of Trustees' review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current if so requested by the Advisor even if that practice may require the Advisor to waive, reduce or absorb current Fund expenses. For the six months ended August 31, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $28,562; no amounts were reimbursed to the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                          Fee rate
     ----------------                          --------
     Less than $15 million                     $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                    0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - SECURITIES TRANSACTIONS

     For the six months ended August 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,112,779 and $2,608,612, respectively.

                                     ADVISOR
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.